Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details)		Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Deferred offering costs in accrued expenses and other current liabilities		¥ 4,984,502		¥ 2,701,406
Accrued payroll and welfare		880,796		680,682
Borrowing from third parties	[1]	1,128,816		647,463
Other tax payable		2,156,194		389,319
Others	[2]	335,352		420,761
Total accrued expenses and other current liabilities		¥ 9,485,660	$ 1,324,147	¥ 4,839,631

[1]	Borrowings from third parties were to supplement working capitalfor projectbidding and these borrowings are usually settled in a short time.
[2]	Others were mainly composed of personal social security cost payable.